Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Summary of Detailed Information About Contractual Maturities of Lease Liabilities

	As of December 31,
	2021	2022
	US$	US$
Lease liabilities payable:
Within one year	508	614
More than one year, but not exceeding two years	476	126
More than two years, but not exceeding five years	52	251

	1,036	991
Less: Amount due for settlement within 12 months shown under current liabilities	(508)	(614)

Amount due for settlement after 12 months shown under non-current liabilities	528	377